Employee Benefits - Summary of Employee Benefits (Present Value of Funded Obligation) (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Disclosure of defined benefit plans [abstract]
Present value of unfunded obligation	$ 7,090	$ 7,258
Total	$ 7,090	$ 7,258